John Hancock Diversified Real Assets Fund Average Annual Total Returns - Class NAV [Member]		12 Months Ended	24 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	19.85%	12.15%	11.50%	12.17%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent		25.65%		12.82%	8.15%
Performance Inception Date	Feb. 26, 2018
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.07%		10.52%	6.22%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.76%		9.52%	5.79%